CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE F - CASH EQUIVALENTS

Cash equivalents of $12,772,584 and $10,128,188 as of March 31, 2014 and 2013, respectively, include money market accounts with interest rates ranging from 0.10% to 0.45% per annum.